STOCK BENEFIT PLANS (Tables)	12 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Schedule of ESOP Shares

The following table presents the components of the ESOP shares as of June 30, 2020 and 2019.

	2020	2019
Allocated shares	148,537	146,163
Unallocated shares	160,910	170,759

Total ESOP shares	309,447	316,922

Fair value of unallocated ESOP shares	$2,124,012	$2,988,283